Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information	The supplemental Cash Flow information of the Partnership is as follows:

(in US$ millions)	2014	2013	2012
Cash interest paid	23.4	31.0	19.5
Cash corporate income tax paid	—	—	—